Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended
	Sep. 30, 2024	Aug. 21, 2024
Derivative Liabilities
Conversion derivative fair value	$ 311,048	$ 347,947
Change in fair value derivative liabilties	36,899
Fair value of warrant liability	308,964	$ 315,303
Change in fair value warrant liability	$ 6,340